GMO Emerging Markets Fund Investment Strategy - GMO Emerging Markets Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in companies tied economically to markets that are not treated as developed markets in the MSCI World Index (“emerging markets”). GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies. In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify emerging market equities GMO believes have positive return potential relative to other emerging markets equities. Some of these methods evaluate individual companies or groups of companies based on (among other factors) the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, risk relative to the benchmark, liquidity, and transaction costs. GMO also may consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The factors GMO considers and investment methods GMO uses can change over time. As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. GMO typically seeks to limit the carbon intensity of the Fund’s portfolio to no more than that of the MSCI Emerging Markets Index. In addition, the Fund may lend its portfolio securities. Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in emerging markets companies (see “Name Policies”). The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.